Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($)		3 Months Ended			12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Expected tax at 21% for 2018 and 35% for 2017		$ (17,914)	[1]	$ (185,607)	$ (282,523)	$ (36,050)
Non-deductible stock-based compensation		525		183,750	186,375
Non-deductible expense from derivative liability		4,544			50,016
Non-deductible amortization of debt discounts		4,616			13,020
Remeasurement of deferred income tax assets from 35% to 21%	[2]				28,475
Change in Valuation allowance		8,229		1,857	4,637	36,050
Provision for (benefit from) income taxes

[1]	As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate was changed to 21% effective January 1, 2018. Accordingly, we reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $13,245 from $33,112 to $19,867 as of December 31, 2017.
[2]	(a)As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate is 21% effective January 1, 2018. Accordingly, we have reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $28,475 from $71,188 to $42,713as of December 31, 2017.